Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-15224
Entity Registrant Name	ENERGY CO OF MINAS GERAIS
Entity Central Index Key	0001157557
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	1200, Avenida Barbacena
Entity Address, City or Town	Belo Horizonte/MG
Entity Address, Country	BR
Entity Address, Postal Zip Code	CEP 30190-131
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Auditores Independentes Ltda	KPMG Auditores Independentes Ltda
Auditor Firm ID	1124	1124
Auditor Location	São Paulo, SP, Brazil	São Paulo, SP, Brazil
Common shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, R$5.00 par value
Trading Symbol	CIG.C
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	956,601,911
Preferred shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Preferred Shares, R$5.00 par value
Trading Symbol	CIG
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,905,179,984
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1200, Avenida Barbacena
Entity Address, City or Town	Belo Horizonte/MG
Entity Address, Country	BR
Entity Address, Postal Zip Code	30190-131
City Area Code	+55 31
Local Phone Number	3506-5024
Contact Personnel Name	Andrea Marques de Almeida
Contact Personnel Email Address	ri@cemig.com.br